INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2028	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Percentage of tax rate		25.00%	25.00%	25.00%
Maximum period	5 years
Provision for income taxes		$ 56,237
Net deferred tax assets		972,930	636,688
Increase in valuation allowance		336,242	242,472	$ 185,995
Uncertain tax positions		0	0
CHINA
Operating Loss Carryforwards [Line Items]
Net deferred tax assets		973,000	637,000
HONG KONG
Operating Loss Carryforwards [Line Items]
Net deferred tax assets		$ 973,000	$ 637,000
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Percentage of tax rate		16.50%	16.50%	16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Percentage of tax rate		25.00%